                                                       Rule 497(e)
                                                       Registration No. 33-65632

                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                TO INVESTOR SHARES PROSPECTUS DATED MARCH 1, 1998

                            -------------------------

The last two sentences in the third full paragraph on page 23 of the Prospectus are amended to read as follows:

     "Mr. Richard Gotterer, Assistant Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund. Each of the persons named has had that responsibility since the organization of the Funds (other than Mr. Morris and Mr. Gotterer, who have had that responsibility since March 1997 and March 1998, respectively) and has several years of experience in managing investment portfolios comparable to those for which each has such responsibility.
     Mr. Gotterer has been a member of the team managing Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund since the organization of the Funds."

The following sentences are added after the second sentence in the second full paragraph on page 23 of the Prospectus:

     "In addition, Schroder has voluntarily undertaken, through the end of the current fiscal year, to waive a portion of the management fees it is entitled to receive from Schroder Large Capitalization Equity Fund and from Schroder Investment Grade Income Fund. As a result, during the period of the waiver, Schroder Large Capitalization Equity Fund will pay management fees to Schroder at the annual rate of 0.50% of the Fund's average daily net assets, and Schroder Investment Grade Income Fund will pay no management fees."

Accordingly, the Annual Operating Expenses table and Example on pages 4 and 5, respectively, of the Prospectus are amended to read as follows with respect to Schroder Large Capitalization Equity Fund and Schroder Investment Grade Income
Fund:

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                      Schroder        Schroder
                                                                       Large         Investment
                                                                   Capitalization   Grade Income
                                                                    Equity Fund         Fund
                                                                   --------------   ------------
Management Fees (after expense limitation) ......................       0.50(1)         0.00(1)
12b-1 Fees ......................................................       None            None
Other Expenses ..................................................       0.48            0.83
Total Fund Operating Expenses (after expense limitation) ........       0.98(1)         0.83(1)

------------------
(1) The Management Fees and Total Fund Operating Expenses for Schroder Large Capitalization Equity Fund and Schroder Investment Grade Income Fund reflect expense limitations currently in effect. See "Management of the Trust" below. In the absence of the limitations, Management Fees and Total Fund Operating Expenses, respectively, for Investor Shares of these Funds would be as follows:
Schroder Large Capitalization Equity Fund - 0.75% and 1.23%; and Schroder Investment Grade Income Fund - 0.50% and 1.33%.

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                               1 year    3 years   5 years   10 years
Funds:
Schroder Large Capitalization Equity Fund ....   $10       $31       $54       $121
Schroder Investment Grade Income Fund ........   $9        $27       $46       $103

The following section is added immediately prior to the section entitled "Performance Information" on page 24 of the Prospectus:

YEAR 2000 DISCLOSURE

The Funds receive services from Schroder Capital Management Inc., Schroder Fund Advisors Inc., BFDS, State Street Bank and Trust Company, and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder Capital Management Inc. is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


April 2, 1998

                                                       Rule 497(e)
                                                       Registration No. 33-65632


                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                TO ADVISOR SHARES PROSPECTUS DATED MARCH 1, 1998

                            -------------------------

The last two sentences in the carry-over paragraph on the top of page 18 of the Prospectus are amended to read as follows:

     "Mr. Richard Gotterer, Assistant Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund. Each of the persons named has had their responsibility since the organization of the Funds (other than Mr. Morris and Mr. Gotterer, who have had that responsibility since March 1997 and March 1998, respectively) and has several years of experience in managing investment portfolios comparable to those for which each has such responsibility. Mr. Gotterer has been a member of the team managing Schroder Investment Grade Income Fund since the organization of the Fund."

The following sentences are added after the second sentence in the fourth full paragraph on page 17 of the Prospectus:

     "In addition, Schroder has voluntarily undertaken, through the end of the current fiscal year, to waive a portion of the management fees it is entitled to receive from Schroder Large Capitalization Equity Fund and from Schroder Investment Grade Income Fund. As a result, during the period of the waiver, Schroder Large Capitalization Equity Fund will pay management fees to Schroder at the annual rate of 0.50% of the Fund's average daily net assets, and Schroder Investment Grade Income Fund will pay no management fees."

Accordingly, the Annual Operating Expenses table and Example on pages 4 and 5, respectively, of the Prospectus are amended to read as follows with respect to Schroder Large Capitalization Equity Fund and Schroder Investment Grade Income
Fund:

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                      Schroder         Schroder
                                                                       Large          Investment
                                                                   Capitalization    Grade Income
                                                                    Equity Fund          Fund
                                                                   --------------    ------------
Management Fees (after expense limitation) ......................       0.50(1)          0.00(1)
12b-1 Fees(2) ...................................................       None             None
Other Expenses ..................................................       0.73             1.08
Total Fund Operating Expenses (after expense limitation) ........       1.23(1)          1.08(1)

-------------------------------
(1) The Management Fees and Total Fund Operating Expenses for Schroder Large Capitalization Equity Fund and Schroder Investment Grade Income Fund reflect expense limitations currently in effect. See "Management of the Trust" below. In the absence of the limitations, Management Fees and Total Fund Operating Expenses, respectively, for Advisor Shares of these Funds would be as follows:
Schroder Large Capitalization Equity Fund - 0.75% and 1.48%; and Schroder Investment Grade Income Fund - 0.50% and 1.58%.

(2) Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Funds presently make no payments under the Distribution Plans, although payments made by a Fund under its Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares. See "How to Buy Shares -- Distribution Plans."

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                 1 year  3 years  5 years  10 years
Funds:
Schroder Large Capitalization Equity Fund .....    $13     $39      $68      $150
Schroder Investment Grade Income Fund .........    $11     $35      $60      $132


The following section is added immediately prior to the section entitled "Performance Information" on page 18 of the Prospectus:

YEAR 2000 DISCLOSURE

The Funds receive services from Schroder Capital Management Inc., Schroder Fund Advisors Inc., the Transfer Agent, State Street Bank and Trust Company, and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder Capital Management Inc. is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


April 2, 1998